John Hancock International Allocation Portfolio
Supplement dated 12-2-11 to the current Prospectuses
The sections “Fund summary — Portfolio management” and “Fund details — Who’s who” are amended as follows:
As of December 9, 2011, Scott Warlow will no longer be a portfolio manager of the fund.
Messrs. Boyda, Medina and Orlich will continue to serve as portfolio managers of the fund.
You should read this Supplement in conjunction with the Prospectus and retain it for future reference.
John Hancock Funds III
John Hancock International Allocation Portfolio (the fund)
Supplement dated 12-2-11 to the current Statement of Additional Information
The section “JOHN HANCOCK ASSET MANAGEMENT A DIVISION OF MANULIFE ASSET MANAGEMENT (NORTH AMERICA) LIMITED (‘John Hancock Asset Management (North America)’)” in “Appendix B- Portfolio Manager Information” is amended as follows:
Effective December 9, 2011, Scott Warlow will no longer be a portfolio manager of the fund.
Messrs. Boyda, Medina and Orlich will continue to serve as portfolio managers of the fund.
You should read this Supplement in conjunction with the Statement of Additional Information and retain it for future reference.